Note 17 - Receivables, Deferred Revenue and Backlog	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Revenue Disclosure [Text Block]
NOTE 17 – RECEIVABLES, DEFERRED REVENUE AND BACKLOG

As of June 30, 2012, the Company has accounts receivable of $502,045, which relates to uncollected work in progress billings due from the U.S. Army/TACOM contract (see Note 19). For financial statement purposes, this receivable was offset against deferred revenue, and as a result, does not appear in the consolidated Balance Sheets.

As of June 30, 2012, total backlog for prototype engines to be delivered in the following twelve months was $1.8 million, of which $100,000 had been paid and $502,045 had been invoiced, as noted above.  This amount of backlog orders is inclusive of contracts with the U.S. Army and Combilift, which the Company expects to be paid over the following nine to twelve months of the respective contracts’ development periods.

NOTE 17 - RECEIVABLES, DEFERRED REVENUE AND BACKLOG

As of December 31, 2011, the Company has accounts receivable of $297,451, which relates to uncollected work in progress billings, and are comprised of $62,618 due from Raytheon and $234,833 due form Advent under the Company’s U.S. Army/TACOM contract.  These amounts are offset against deferred revenue until contract deliverables and related revenue recognition have been satisfied.

As of December 31, 2011, total backlog for prototype engines to be delivered in the following six to nine months was $1.5 million, of which $100,000 has been paid and $297,451 has been invoiced, as noted above.  This amount of backlog orders is inclusive of contracts with Raytheon, the U.S. Army (through Advent) and Combilift, which the Company expects to be paid over the following six to nine months of the respective contracts’ development periods.  This total figure does not, however, account for the acquisition of Advent, which closed in the first quarter of 2012, and pursuant to which, the Company assume the full $1.4 million contract with the U.S. Army, which would increase current backlog to approximately $2.2 million.